Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Revenue and Expense Recognized for Advertising Barter Transactions	The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2019	2018	2017
Net revenues	$9,636	$8,955	$8,469
Direct advertising expenses	$3,982	$3,633	$3,603
General and administrative expenses	$4,986	$4,758	$4,332